Goodwill and Intangible Assets - Additional Information (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Markets	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 836,115		$ 835,233	$ 834,416	$ 841,522
Foreign currency translation adjustments			(817)	4,836
Accumulated impairment losses			2,300	2,300
Indefinite-lived intangible assets	31,876		31,876	558,395
Impairment charge of definite-lived intangible assets			2,900
Intangible assets, net	426,616		475,392	558,395
Amortization expense	47,328	$ 54,073	108,178	125,451	143,578
Amortization expense related to intangible assets	50,700	$ 58,500	116,900	134,800	151,300
Finite-lived patents, gross	$ 200		$ 300
Weighted-average amortization period for definite-lived intangible assets	5 years 3 months 18 days		3 years 9 months 18 days
Spectrum licenses
Finite-Lived Intangible Assets [Line Items]
Number of mid-sized metropolitan markets | Markets			40
Lease agreements term	7 years		7 years
Indefinite-lived intangible assets	$ 31,253		$ 31,253
Customer contracts | Wildfire Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets			2,100
Space Monkey technology | Space Monkey Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets			7,100
Non-compete agreements | Wildfire Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets			800
Non-compete agreements | Space Monkey Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets			1,200
Patents
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets			1,300
Patents | Domain Names And Internet Protocol Addresses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net				1,400
Capitalized Software Development Costs
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 1,100	$ 1,300	$ 1,300